Investments - Schedule of Gross Unrealized Losses and Estimated Fair Value for Available-for-Sale Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Fair value	$ 179,667	$ 38,929
Gross unrealized loss	(3,054)	(517)
Fair value	351,954	410,052
Gross unrealized loss	(24,688)	(31,179)
Fair value	531,621	448,981
Gross unrealized loss	(27,742)	(31,696)
Foreign governments
Debt Instrument [Line Items]
Fair value	3,853	0
Gross unrealized loss	(10)	0
Fair value	4,973	8,152
Gross unrealized loss	(566)	(738)
Fair value	8,826	8,152
Gross unrealized loss	(576)	(738)
Corporate bonds
Debt Instrument [Line Items]
Fair value	175,814	38,929
Gross unrealized loss	(3,044)	(517)
Fair value	346,981	401,900
Gross unrealized loss	(24,122)	(30,441)
Fair value	522,795	440,829
Gross unrealized loss	$ (27,166)	$ (30,958)